Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 16, 2020	Apr. 12, 2019	Dec. 31, 2018	Nov. 30, 2018	Nov. 16, 2018
Related Party Transactions (Textual)
Administrative fees	$ 10,000
Note payable - related party				$ 50,000
Sponsor [Member]
Related Party Transactions (Textual)
Administrative fees	86,333
Note payable - related party				50,000		$ 300,000
Payable to related party	91,362		$ 67,950
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Payable to related party		$ 91,362
Great American [Member]
Related Party Transactions (Textual)
Payable to related party	$ 8,279			$ 8,279
GA International Services Corp [Member]
Related Party Transactions (Textual)
Description of business term	The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
GA International Services Corp [Member] | Class B common stock [Member]
Related Party Transactions (Textual)
Number of share issued					3,593,750
GA International Services Corp [Member] | Business Combination Marketing Agreement [Member]
Related Party Transactions (Textual)
Cash fee	3.50%
Business combination marketing agreement, description	Pursuant to the terms of the business combination marketing agreement, the Company paid the cash fee of $5,031,250 and expenses of $102,413 on February 14, 2020, the closing date of the Initial Business Combination.
GA International Services Corp [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Percentage of founder shares	20.00%